Non-current Assets Held for Sale and Discontinued Operations - Summary of Classification of Assets as Assets Held for Sale and Discontinued Operations (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Total	$ 9,564,118	$ 19,108,203
Real estate
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Real Estate	$ 9,564,118	$ 19,108,203